Net Loss Per Share - Basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (1,298,880)	$ (203,823)	¥ (517,550)	¥ (1,004,220)
Accretions of convertible redeemable preferred shares to redemption value	(170,585)	(26,769)	(680,734)	(426,781)
Net loss attributable to ordinary shareholders	¥ (1,469,465)	$ (230,592)	¥ (1,198,284)	¥ (1,431,001)
Denominator:
Weighted average number of ordinary shares outstanding, basic	240,174,108	240,174,108	65,279,970	62,249,946
Weighted average number of ordinary shares outstanding, diluted	240,174,108	240,174,108	65,279,970	62,249,946
Net loss per share, basic | (per share)	¥ (6.12)	$ (0.96)	¥ (18.36)	¥ (22.99)
Net loss per share, diluted | (per share)	¥ (6.12)	$ (0.96)	¥ (18.36)	¥ (22.99)